Sterling Capital Stratton Mid Cap Value Fund | Class A and C Shares
Summary Sterling Capital Stratton Mid Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
The Fund also seeks current income from interest and dividends as a secondary objective.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 38 of the Fund’s prospectus and in “Sales Charges” on page 11 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sterling Capital Stratton Mid Cap Value Fund - Class A and C Shares	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	1.00%
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sterling Capital Stratton Mid Cap Value Fund - Class A and C Shares		Class A Shares	Class C Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.21%	0.21%
Total Annual Fund Operating Expenses	[1]	1.16%	1.91%
[1]	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Sterling Capital Stratton Mid Cap Value Fund - Class A and C Shares - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	686	922	1,177	1,903
Class C Shares	194	600	1,032	2,233

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Sterling Capital Stratton Mid Cap Value Fund - Class A and C Shares - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	686	922	1,177	1,903
Class C Shares	194	600	1,032	2,233

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund has not yet begun investment operations prior to the date of this Prospectus. During the predecessor fund’s most recent fiscal year, the predecessor fund’s portfolio turnover rate was 55.45% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of May 29, 2015, the most recent reconstitution date, the capitalization range of the Russell Midcap® Index was between $2.4 billion and $28.7 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

The Adviser believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the Adviser focuses on a stock’s fundamental valuation relative to its peers. The Adviser considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the Adviser seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid-Capitalization Company Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Management Risk: The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The performance shown here is that of Stratton Mid Cap Value Fund (the “Predecessor Fund”), which reorganized into the Fund at the close of business on November 13, 2015. Because the Fund had no investment operations prior to the closing of the reorganization, and based on the similarity of the Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to the date of this Summary Prospectus is that of the Predecessor Fund. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 19.33% 06/30/09 Worst quarter: –21.98% 09/30/11
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns - Sterling Capital Stratton Mid Cap Value Fund - Class A and C Shares	1 Year	5 Years	10 Years
Class A Shares | Return Before Taxes	7.54%	11.17%	6.00%
Class A Shares | Return After Taxes on Distributions	7.53%	11.12%	5.58%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	4.28%	8.91%	4.91%
Class C Shares | Return Before Taxes	7.54%	11.17%	6.00%
Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)	14.75%	17.43%	9.43%
Russell Midcap® Index (reflects no deductions for fees, expenses, or taxes)	13.22%	17.19%	9.56%

Performance for Class A and Class C Shares is based on the performance of the Institutional Shares of the Predecessor Fund. Class A Shares and Class C Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses. Institutional Shares are not offered in this Prospectus.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.